Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayments	$ 3,634	$ 2,586
Value-added tax receivable	2,408	905
Interest receivable	137	98
Other	40	96
Total prepaid expenses and other current assets	$ 6,219	$ 3,685